Research and Development Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research And Development [Line Items]
Research and development expense		$ 9,801	$ 7,594	$ 2,491
Research and Development expenses
Research And Development [Line Items]
Salaries, wages and related expenses	[1]	4,937	3,425	1,369
Share-based payment	[1]	564	911	476
Materials		1,983	1,875	319
Professional services		432	403	89
Maintenance, office and software fees		389	145	116
Depreciation and amortization		1,067	400	59
D&O insurance		189	332	0
Others		$ 240	$ 103	$ 63

[1]	Including expenses in respect of related parties - see Note 18.